Description of Business, Basis of Presentation and Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Useful Lives and Depreciation Methods of Property and Equipment
Depreciation is provided for on a straight line basis over the following useful lives:

Distribution equipment	1 — 4 years
Computer equipment and software	2 — 5 years
Furniture and equipment	2 — 10 years
Leasehold improvements	Lease term or the useful life, whichever is shorter
Building	26 years
Land	Not depreciated

Basic Net Income Per Common Share
Basic net income per share is calculated based on the weighted average common shares outstanding for the period. Basic net income per share for the years ended March 31, 2018, 2017 and 2016 is presented below:

	Year Ended March 31,
	2018	2017	2016
	(Amounts in millions, except per share amounts)
Basic Net Income Per Common Share:
Numerator:
Net income attributable to Lions Gate Entertainment Corp. shareholders	$473.6	$14.8	$50.2
Denominator:
Weighted average common shares outstanding	208.4	165.0	148.5
Basic net income per common share	$2.27	$0.09	$0.34

Diluted Net Income Per Common Share
Diluted net income per common share for the years ended March 31, 2018, 2017 and 2016 is presented below:

	Year Ended March 31,
	2018	2017	2016
	(Amounts in millions, except per share amounts)
Diluted Net Income Per Common Share:
Numerator:
Net income attributable to Lions Gate Entertainment Corp. shareholders	$473.6	$14.8	$50.2
Add:
Interest on convertible notes, net of tax	0.5	—	0.5
Numerator for diluted net income per common share	$474.1	$14.8	$50.7

Denominator:
Weighted average common shares outstanding	208.4	165.0	148.5
Effect of dilutive securities:
Conversion of notes	2.1	—	2.1
Share purchase options	7.5	3.5	3.1
Restricted share units and restricted stock	0.7	0.3	0.4
Contingently issuable shares	1.7	3.4	—
Adjusted weighted average common shares outstanding	220.4	172.2	154.1
Diluted net income per common share	$2.15	$0.09	$0.33

Anti-dilutive Shares Issuable
For the years ended March 31, 2018, 2017 and 2016, the outstanding common shares issuable presented below were excluded from diluted net income per common share because their inclusion would have had an anti-dilutive effect.

	Year Ended
	March 31,
	2018	2017	2016
	(Amounts in millions)
Anti-dilutive shares issuable
Conversion of notes	—	5.2	4.0
Share purchase options	11.5	12.1	4.7
Restricted share units	0.2	0.6	0.2
Other issuable shares	1.2	1.2	0.6
Total weighted average anti-dilutive shares issuable excluded from diluted net income per common share	12.9	19.1	9.5